Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Banks 8.2%
Bank of America Corp.	414,920	19,144,409
Citizens Financial Group, Inc.	635,755	32,722,310
Huntington Bancshares, Inc.	1,581,210	23,813,022
JPMorgan Chase & Co.	170,475	25,332,585
Regions Financial Corp.	1,365,017	31,313,490
		132,325,816

Capital Goods 6.2%
A.O. Smith Corp.	259,182	19,806,688
General Dynamics Corp.	45,415	9,632,522
Lockheed Martin Corp.	101,656	39,557,399
Parker-Hannifin Corp.	100,411	31,128,414
		100,125,023

Consumer Durables & Apparel 4.6%
Deckers Outdoor Corp. *	71,441	22,877,551
LVMH Moet Hennessy Louis Vuitton SE ADR	65,005	10,621,817
PulteGroup, Inc.	462,633	24,376,133
VF Corp.	253,575	16,535,626
		74,411,127

Consumer Services 1.2%
Starbucks Corp.	202,451	19,904,982

Energy 4.9%
EOG Resources, Inc.	448,195	49,964,779
Exxon Mobil Corp.	377,413	28,668,291
		78,633,070

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	26,388	13,329,371
Walmart, Inc.	188,952	26,417,379
		39,746,750

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	371,063	18,879,686
Constellation Brands, Inc., Class A	106,128	25,231,932
The Coca-Cola Co.	518,913	31,658,882
		75,770,500

Health Care Equipment & Services 5.9%
Abbott Laboratories	186,054	23,714,443
Boston Scientific Corp. *	421,563	18,085,053
SECURITY	NUMBER OF SHARES	VALUE ($)
CVS Health Corp.	350,654	37,348,157
Intuitive Surgical, Inc. *	58,916	16,742,749
		95,890,402

Household & Personal Products 1.7%
The Procter & Gamble Co.	170,943	27,427,804

Insurance 1.5%
The Allstate Corp.	201,814	24,352,896

Materials 0.5%
Linde plc	23,368	7,446,914

Media & Entertainment 7.5%
Alphabet, Inc., Class A *	32,479	87,890,448
Meta Platforms, Inc., Class A *	108,523	33,995,915
		121,886,363

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Eli Lilly & Co.	51,632	12,669,977
Gilead Sciences, Inc.	161,121	11,065,790
Johnson & Johnson	189,011	32,564,705
Pfizer, Inc.	229,837	12,110,112
Roche Holding AG ADR	288,704	14,028,127
Thermo Fisher Scientific, Inc.	32,190	18,712,047
Zoetis, Inc.	82,517	16,486,071
		117,636,829

Real Estate 1.1%
American Tower Corp.	67,674	17,020,011

Retailing 7.4%
Amazon.com, Inc. *	24,037	71,905,964
O'Reilly Automotive, Inc. *	17,489	11,398,456
The Home Depot, Inc.	36,635	13,444,312
The TJX Cos., Inc.	308,204	22,181,442
		118,930,174

Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	98,892	13,664,896
Broadcom, Inc.	62,750	36,763,970
KLA Corp.	46,169	17,972,207
		68,401,073

Software & Services 16.6%
Accenture plc, Class A	37,155	13,137,265
Adobe, Inc. *	45,445	24,281,263

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	217,118	26,036,791
Microsoft Corp.	434,007	134,967,497
PayPal Holdings, Inc. *	97,926	16,837,396
VeriSign, Inc. *	49,227	10,691,120
Visa, Inc., Class A	186,283	42,131,626
		268,082,958

Technology Hardware & Equipment 6.9%
Apple Inc.	640,588	111,961,971

Telecommunication Services 4.1%
AT&T, Inc.	921,690	23,503,095
Verizon Communications, Inc.	795,451	42,341,857
		65,844,952

Transportation 1.2%
United Parcel Service, Inc., Class B	95,449	19,300,742

Utilities 1.6%
Duke Energy Corp.	253,674	26,650,991
Total Common Stocks (Cost $1,082,681,773)		1,611,751,348

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 4.6% OF NET ASSETS

Money Market Funds 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	73,517,275	73,517,275
Total Short-Term Investments (Cost $73,517,275)		73,517,275
Total Investments in Securities (Cost $1,156,199,048)		1,685,268,623

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,611,751,348	$—	$—	$1,611,751,348
Short-Term Investments[1]	73,517,275	—	—	73,517,275
Total	$1,685,268,623	$—	$—	$1,685,268,623

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Banks 9.4%
Bank of America Corp.	215,300	9,933,942
Citigroup, Inc.	152,000	9,898,240
Citizens Financial Group, Inc.	180,000	9,264,600
Huntington Bancshares, Inc.	372,700	5,612,862
JPMorgan Chase & Co.	115,000	17,089,000
Zions Bancorp NA	125,500	8,511,410
		60,310,054

Capital Goods 8.2%
3M Co.	55,000	9,131,100
General Dynamics Corp.	22,900	4,857,090
Illinois Tool Works, Inc.	20,200	4,725,184
Lockheed Martin Corp.	41,000	15,954,330
Parker-Hannifin Corp.	18,000	5,580,180
Raytheon Technologies Corp.	75,000	6,764,250
Watsco, Inc.	21,000	5,933,760
		52,945,894

Consumer Durables & Apparel 1.4%
NIKE, Inc., Class B	60,700	8,987,849

Consumer Services 2.7%
McDonald’s Corp.	35,090	9,104,101
Starbucks Corp.	85,500	8,406,360
		17,510,461

Diversified Financials 4.4%
Morgan Stanley	135,000	13,842,900
T. Rowe Price Group, Inc.	46,000	7,103,780
The Goldman Sachs Group, Inc.	20,500	7,270,940
		28,217,620

Energy 5.9%
Chevron Corp.	113,000	14,840,290
ConocoPhillips	20,500	1,816,710
Exxon Mobil Corp.	213,600	16,225,056
Kinder Morgan, Inc.	311,000	5,398,960
		38,281,016

Food & Staples Retailing 1.8%
Walmart, Inc.	81,930	11,454,633

Food, Beverage & Tobacco 9.7%
Altria Group, Inc.	144,980	7,376,582
Diageo plc	265,111	13,377,861
SECURITY	NUMBER OF SHARES	VALUE ($)
Philip Morris International, Inc.	165,500	17,021,675
The Coca-Cola Co.	399,500	24,373,495
		62,149,613

Health Care Equipment & Services 5.4%
Abbott Laboratories	50,600	6,449,476
CVS Health Corp.	76,700	8,169,317
Medtronic plc	70,300	7,275,347
UnitedHealth Group, Inc.	27,500	12,995,675
		34,889,815

Household & Personal Products 2.1%
The Procter & Gamble Co.	83,300	13,365,485

Insurance 2.5%
Fidelity National Financial, Inc.	55,000	2,769,250
The Allstate Corp.	113,000	13,635,710
		16,404,960

Materials 1.6%
PPG Industries, Inc.	40,700	6,357,340
The Sherwin-Williams Co.	14,200	4,068,442
		10,425,782

Media & Entertainment 3.9%
Activision Blizzard, Inc.	54,950	4,341,600
Alphabet, Inc., Class A *	2,115	5,723,338
Comcast Corp., Class A	225,000	11,247,750
Omnicom Group, Inc.	48,570	3,660,235
		24,972,923

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
Amgen, Inc.	62,700	14,241,678
Johnson & Johnson	111,000	19,124,190
Pfizer, Inc.	324,200	17,082,098
Roche Holding AG	40,663	15,736,546
		66,184,512

Real Estate 1.7%
American Tower Corp.	7,300	1,835,950
Lamar Advertising Co., Class A	24,000	2,658,240
National Storage Affiliates Trust	103,200	6,352,992
		10,847,182

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Retailing 2.6%
Genuine Parts Co.	36,900	4,916,187
The Home Depot, Inc.	32,715	12,005,751
		16,921,938

Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc.	17,800	10,428,664
QUALCOMM, Inc.	32,800	5,764,928
Texas Instruments, Inc.	26,000	4,666,740
		20,860,332

Software & Services 8.8%
Accenture plc, Class A	39,000	13,789,620
International Business Machines Corp.	93,000	12,422,010
Microsoft Corp.	48,000	14,927,040
Oracle Corp.	33,000	2,678,280
Visa, Inc., Class A	57,800	13,072,626
		56,889,576

Technology Hardware & Equipment 5.0%
Apple Inc.	38,000	6,641,640
Cisco Systems, Inc.	346,000	19,261,820
Samsung Electronics Co., Ltd.	101,612	6,320,173
		32,223,633

Telecommunication Services 3.7%
AT&T, Inc.	295,682	7,539,891
Verizon Communications, Inc.	302,500	16,102,075
		23,641,966

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 2.0%
United Parcel Service, Inc., Class B	63,000	12,739,230

Utilities 3.4%
Duke Energy Corp.	115,000	12,081,900
NRG Energy, Inc.	119,000	4,751,670
UGI Corp.	113,000	5,124,550
		21,958,120
Total Common Stocks (Cost $537,099,200)		642,182,594

ISSUER	FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Time Deposits 0.1%
Skandinaviska Enskilda Banken AB
USD
0.01%, 02/01/22 (a)	847,176	847,176
Total Short-Term Investments (Cost $847,176)		847,176
Total Investments in Securities (Cost $537,946,376)		643,029,770

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

USD —	U.S. Dollar

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$481,624,836	$—	$—	$481,624,836
Food, Beverage & Tobacco	48,771,752	13,377,861	—	62,149,613
Pharmaceuticals, Biotechnology & Life Sciences	50,447,966	15,736,546	—	66,184,512
Technology Hardware & Equipment	25,903,460	6,320,173	—	32,223,633
Short-Term Investments[1]	—	847,176	—	847,176
Total	$606,748,014	$36,281,756	$—	$643,029,770

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.8% OF NET ASSETS

Automobiles & Components 2.4%
Tesla, Inc. *	7,131	6,679,750

Banks 1.3%
Citizens Financial Group, Inc.	38,348	1,973,772
JPMorgan Chase & Co.	10,792	1,603,691
		3,577,463

Capital Goods 4.7%
AGCO Corp.	9,743	1,141,880
Atkore, Inc. *	25,623	2,761,647
Illinois Tool Works, Inc.	4,799	1,122,582
Lockheed Martin Corp.	7,652	2,977,623
Parker-Hannifin Corp.	10,673	3,308,737
Quanta Services, Inc.	9,885	1,015,387
Regal Rexnord Corp.	6,097	966,252
		13,294,108

Consumer Durables & Apparel 3.4%
Deckers Outdoor Corp. *	8,287	2,653,746
Lululemon Athletica, Inc. *	8,180	2,730,157
NIKE, Inc., Class B	28,300	4,190,381
		9,574,284

Consumer Services 1.8%
Starbucks Corp.	50,583	4,973,321

Diversified Financials 1.7%
Morgan Stanley	17,606	1,805,319
MSCI, Inc.	2,815	1,509,178
S&P Global, Inc.	3,669	1,523,442
		4,837,939

Energy 1.2%
EOG Resources, Inc.	31,449	3,505,934

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	5,529	2,792,864

Food, Beverage & Tobacco 3.5%
Constellation Brands, Inc., Class A	13,078	3,109,295
Diageo plc, ADR	5,339	1,088,889
Monster Beverage Corp. *	17,931	1,554,976
SECURITY	NUMBER OF SHARES	VALUE ($)
PepsiCo, Inc.	14,805	2,568,964
Philip Morris International, Inc.	14,946	1,537,196
		9,859,320

Health Care Equipment & Services 4.8%
Abbott Laboratories	28,139	3,586,597
IDEXX Laboratories, Inc. *	3,556	1,803,959
Intuitive Surgical, Inc. *	13,892	3,947,828
UnitedHealth Group, Inc.	9,246	4,369,382
		13,707,766

Household & Personal Products 0.4%
The Estee Lauder Cos., Inc., Class A	3,550	1,106,854

Materials 0.9%
The Sherwin-Williams Co.	9,307	2,666,549

Media & Entertainment 10.4%
Alphabet, Inc., Class A *	6,012	16,268,893
Meta Platforms, Inc., Class A *	32,865	10,295,290
Netflix, Inc. *	6,485	2,770,003
		29,334,186

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Avantor, Inc. *	50,508	1,885,464
Eli Lilly & Co.	10,599	2,600,889
Pfizer, Inc.	23,006	1,212,186
Roche Holding AG ADR	34,387	1,670,864
Zoetis, Inc.	8,745	1,747,163
		9,116,566

Real Estate 1.2%
American Homes 4 Rent, Class A	22,286	872,051
American Tower Corp.	6,424	1,615,636
National Storage Affiliates Trust	12,932	796,094
		3,283,781

Retailing 9.6%
Amazon.com, Inc. *	5,992	17,924,888
Lowe’s Cos., Inc.	9,520	2,259,572
O'Reilly Automotive, Inc. *	3,247	2,116,232
The Home Depot, Inc.	13,677	5,019,186
		27,319,878

Semiconductors & Semiconductor Equipment 7.4%
Applied Materials, Inc.	24,484	3,383,199
Broadcom, Inc.	9,252	5,420,562
KLA Corp.	5,595	2,177,966

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lam Research Corp.	2,058	1,214,055
Monolithic Power Systems, Inc.	2,629	1,059,303
NVIDIA Corp.	24,032	5,884,475
QUALCOMM, Inc.	10,672	1,875,711
		21,015,271

Software & Services 24.5%
Accenture plc, Class A	14,999	5,303,346
Adobe, Inc. *	10,664	5,697,775
Fortinet, Inc. *	5,477	1,627,984
Gartner, Inc. *	8,244	2,422,829
Intuit, Inc.	4,573	2,539,067
Mastercard, Inc., Class A	11,969	4,624,582
Microsoft Corp.	99,364	30,900,217
Palo Alto Networks, Inc. *	3,892	2,013,721
Paychex, Inc.	13,902	1,637,100
PayPal Holdings, Inc. *	18,184	3,126,557
ServiceNow, Inc. *	2,645	1,549,388
Synopsys, Inc. *	5,560	1,726,380
Visa, Inc., Class A	27,048	6,117,446
		69,286,392

Technology Hardware & Equipment 13.4%
Apple Inc.	217,917	38,087,533

Transportation 1.0%
United Parcel Service, Inc., Class B	14,196	2,870,573
Total Common Stocks (Cost $135,032,105)		276,890,332

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

Time Deposits 2.3%
Barclays Capital, Inc.
0.01%, 02/01/22 (a)	2,760,646	2,760,646
BNP Paribas SA
0.01%, 02/01/22 (a)	2,760,646	2,760,646
Skandinaviska Enskilda Banken AB
0.01%, 02/01/22 (a)	1,004,453	1,004,453
		6,525,745
Total Short-Term Investments (Cost $6,525,745)		6,525,745
Total Investments in Securities (Cost $141,557,850)		283,416,077

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/18/22	6	1,351,275	(56,230)

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$276,890,332	$—	$—	$276,890,332
Short-Term Investments[1]	—	6,525,745	—	6,525,745
Liabilities
Futures Contracts[2]	(56,230)	—	—	(56,230)
Total	$276,834,102	$6,525,745	$—	$283,359,847

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.9%
American Axle & Manufacturing Holdings, Inc. *	445,613	3,627,290
Dana, Inc.	66,110	1,431,943
Modine Manufacturing Co. *	217,336	1,988,624
Patrick Industries, Inc.	52,405	3,374,882
Tenneco, Inc., Class A *	210,892	2,214,366
The Goodyear Tire & Rubber Co. *	175,082	3,629,450
Winnebago Industries, Inc.	25,072	1,617,645
		17,884,200

Banks 11.7%
Associated Banc-Corp.	215,635	5,153,677
BankUnited, Inc.	110,731	4,623,019
Cathay General Bancorp	46,013	2,077,947
Community Trust Bancorp, Inc.	20,294	896,792
Financial Institutions, Inc.	116,449	3,754,316
First BanCorp	207,196	3,014,702
First Commonwealth Financial Corp.	85,979	1,423,812
Fulton Financial Corp.	66,464	1,193,029
Great Southern Bancorp, Inc.	12,723	754,983
Hancock Whitney Corp.	148,438	7,825,651
Hanmi Financial Corp.	121,644	3,269,791
Heartland Financial USA, Inc.	45,132	2,348,218
Hope Bancorp, Inc.	443,711	7,432,159
International Bancshares Corp.	181,354	7,622,309
Mercantile Bank Corp.	33,030	1,270,664
MGIC Investment Corp.	95,345	1,447,337
OceanFirst Financial Corp.	54,459	1,236,219
OFG Bancorp	21,550	596,289
Old National Bancorp	33,788	619,334
Radian Group, Inc.	116,873	2,616,786
Renasant Corp.	24,704	908,613
Republic Bancorp, Inc., Class A	28,097	1,377,315
S&T Bancorp, Inc.	82,473	2,540,993
Texas Capital Bancshares, Inc. *	17,807	1,116,499
The First of Long Island Corp.	20,690	453,318
UMB Financial Corp.	39,896	3,927,761
Washington Federal, Inc.	98,935	3,464,704
Western New England Bancorp, Inc.	44,667	405,576
		73,371,813

Capital Goods 11.6%
AAR Corp. *	79,243	3,191,116
Atkore, Inc. *	62,148	6,698,311
AZZ, Inc.	37,828	1,799,856
Boise Cascade Co.	34,693	2,436,142
Ducommun, Inc. *	25,888	1,132,600
EMCOR Group, Inc.	32,628	3,889,584
Encore Wire Corp.	29,773	3,355,119
Generac Holdings, Inc. *	7,935	2,240,685
SECURITY	NUMBER OF SHARES	VALUE ($)
GrafTech International Ltd.	241,374	2,529,600
Herc Holdings, Inc.	9,319	1,495,234
Hillenbrand, Inc.	103,511	4,811,191
IES Holdings, Inc. *	24,201	1,193,109
Masonite International Corp. *	29,265	2,904,259
MasTec, Inc. *	5,627	484,654
Meritor, Inc. *	40,078	923,798
Moog, Inc., Class A	70,232	5,354,488
Mueller Industries, Inc.	145,749	7,529,393
MYR Group, Inc. *	26,780	2,518,123
NV5 Global, Inc. *	10,563	1,104,784
Preformed Line Products Co.	9,869	598,456
Resideo Technologies, Inc. *	40,425	1,001,732
REV Group, Inc.	49,127	659,776
SPX Corp. *	33,326	1,738,951
Sterling Construction Co., Inc. *	101,001	2,566,435
Terex Corp.	121,184	5,055,796
The Shyft Group, Inc.	43,935	1,842,634
Titan Machinery, Inc. *	32,242	993,054
Vectrus, Inc. *	64,236	2,955,498
		73,004,378

Commercial & Professional Services 1.5%
ABM Industries, Inc.	27,159	1,132,259
Heidrick & Struggles International, Inc.	51,073	2,235,465
Kforce, Inc.	22,092	1,517,058
Korn Ferry	46,393	3,079,567
Mastech Digital, Inc. *	38,217	676,441
Pitney Bowes, Inc.	98,649	607,678
		9,248,468

Consumer Durables & Apparel 2.9%
Crocs, Inc. *	15,941	1,635,865
Deckers Outdoor Corp. *	18,322	5,867,254
Ethan Allen Interiors, Inc.	22,310	562,435
Fossil Group, Inc. *	38,360	425,412
Kontoor Brands, Inc.	31,152	1,535,482
MasterCraft Boat Holdings, Inc. *	44,820	1,139,773
Skyline Champion Corp. *	27,232	1,833,803
Sonos, Inc. *	92,711	2,338,172
Tempur Sealy International, Inc.	23,379	930,718
Tri Pointe Homes, Inc. *	41,446	986,829
Tupperware Brands Corp. *	24,707	380,982
Vista Outdoor, Inc. *	16,583	639,772
		18,276,497

Consumer Services 2.3%
Bloomin' Brands, Inc. *	117,047	2,379,566
Boyd Gaming Corp. *	26,784	1,592,577
Brinker International, Inc. *	49,157	1,632,504
Golden Entertainment, Inc. *	32,015	1,440,035
International Game Technology plc	30,111	806,071
Perdoceo Education Corp. *	145,806	1,606,782

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Red Rock Resorts, Inc., Class A	61,225	2,725,737
Scientific Games Corp., Class A *	8,805	508,048
SeaWorld Entertainment, Inc. *	25,204	1,501,654
		14,192,974

Diversified Financials 2.9%
Donnelley Financial Solutions, Inc. *	15,616	581,227
Moelis & Co., Class A	43,580	2,460,963
OneMain Holdings, Inc.	80,201	4,143,184
Oppenheimer Holdings, Inc., Class A	25,595	1,084,972
Regional Management Corp.	45,883	2,329,021
Sculptor Capital Management, Inc.	24,672	483,571
StepStone Group, Inc., Class A	52,013	1,820,975
Stifel Financial Corp.	33,453	2,505,630
Virtus Investment Partners, Inc.	11,410	2,985,769
		18,395,312

Energy 5.4%
Antero Resources Corp. *	105,795	2,066,176
ChampionX Corp. *	119,068	2,667,123
Comstock Resources, Inc. *	69,851	543,441
Coterra Energy, Inc.	94,595	2,071,631
CVR Energy, Inc.	50,094	978,336
Magnolia Oil & Gas Corp., Class A	32,014	692,463
Matador Resources Co.	62,938	2,817,734
Oasis Petroleum, Inc.	9,229	1,249,884
Oceaneering International, Inc. *	64,344	838,402
Ovintiv, Inc.	214,048	8,305,062
PDC Energy, Inc.	56,858	3,369,974
Range Resources Corp. *	29,500	567,875
Ranger Oil Corp., Class A *	59,068	1,831,699
REX American Resources Corp. *	6,210	598,830
SFL Corp., Ltd.	87,782	719,812
SM Energy Co.	46,660	1,530,915
Southwestern Energy Co. *	459,693	2,022,649
Teekay Corp. *	150,033	465,102
US Silica Holdings, Inc. *	82,467	787,560
		34,124,668

Food & Staples Retailing 0.4%
BJ's Wholesale Club Holdings, Inc. *	32,378	1,990,275
Performance Food Group Co. *	15,541	655,675
		2,645,950

Food, Beverage & Tobacco 2.1%
Coca-Cola Consolidated, Inc.	9,580	5,489,340
Darling Ingredients, Inc. *	41,837	2,667,945
John B. Sanfilippo & Son, Inc.	5,589	442,090
National Beverage Corp.	42,690	1,906,962
Primo Water Corp.	74,481	1,243,833
Vector Group Ltd.	104,571	1,161,784
		12,911,954

Health Care Equipment & Services 5.7%
Accuray, Inc. *	283,668	1,035,388
Allscripts Healthcare Solutions, Inc. *	47,368	957,781
AMN Healthcare Services, Inc. *	39,282	3,980,838
Avanos Medical, Inc. *	33,146	1,002,998
Electromed, Inc. *	63,922	827,790
Globus Medical, Inc., Class A *	23,138	1,543,999
Inari Medical, Inc. *	20,159	1,482,896
Inspire Medical Systems, Inc. *	5,549	1,227,938
Integer Holdings Corp. *	25,932	2,033,328
LeMaitre Vascular, Inc.	22,212	939,790
SECURITY	NUMBER OF SHARES	VALUE ($)
LivaNova plc *	15,129	1,136,339
Meridian Bioscience, Inc. *	89,472	1,865,491
Merit Medical Systems, Inc. *	55,248	3,063,502
Natus Medical, Inc. *	87,581	2,017,866
NextGen Healthcare, Inc. *	119,252	2,302,756
Option Care Health, Inc. *	43,948	1,027,065
Quidel Corp. *	4,871	503,466
Select Medical Holdings Corp.	83,821	1,947,162
Shockwave Medical, Inc. *	15,847	2,297,339
STAAR Surgical Co. *	31,679	2,303,697
Utah Medical Products, Inc.	5,768	542,596
Varex Imaging Corp. *	67,810	1,769,841
		35,809,866

Household & Personal Products 0.9%
BellRing Brands, Inc., Class A *(a)	92,916	2,263,434
Medifast, Inc.	9,964	1,979,946
Nature's Sunshine Products, Inc.	77,392	1,365,195
		5,608,575

Insurance 0.9%
American Equity Investment Life Holding Co.	28,325	1,165,291
Argo Group International Holdings Ltd.	22,813	1,295,322
CNO Financial Group, Inc.	53,342	1,330,350
Investors Title Co.	1,858	371,581
National Western Life Group, Inc., Class A	5,892	1,260,122
		5,422,666

Materials 4.3%
Advanced Emissions Solutions, Inc. *	41,377	258,193
AdvanSix, Inc.	67,425	2,837,918
Alcoa Corp.	32,078	1,819,143
Avient Corp.	40,900	2,035,593
Commercial Metals Co.	18,939	633,320
Constellium SE *	87,478	1,529,990
Greif, Inc., Class A	39,284	2,324,041
Ingevity Corp. *	22,079	1,455,227
Louisiana-Pacific Corp.	91,048	6,049,229
O-I Glass, Inc. *	109,274	1,454,437
Rayonier Advanced Materials, Inc. *	141,098	879,041
Schnitzer Steel Industries, Inc., Class A	67,469	2,640,737
TimkenSteel Corp. *	61,066	856,756
Trinseo plc	10,062	538,720
Tronox Holdings plc, Class A	78,539	1,782,835
		27,095,180

Media & Entertainment 3.6%
Cars.com, Inc. *	243,408	3,792,297
Entravision Communications Corp., Class A	227,618	1,379,365
Gaia, Inc. *	84,982	623,768
iHeartMedia, Inc., Class A *	54,552	1,099,223
Lions Gate Entertainment Corp., Class A *	110,423	1,731,433
Outbrain, Inc. *	72,000	908,640
QuinStreet, Inc. *	145,106	2,334,755
Sinclair Broadcast Group, Inc., Class A	49,972	1,373,231
TEGNA, Inc.	89,487	1,732,468
World Wrestling Entertainment, Inc., Class A	18,824	940,071
Yelp, Inc. *	87,001	3,005,014
Ziff Davis, Inc. *	35,386	3,717,653
		22,637,918

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 12.1%
ACADIA Pharmaceuticals, Inc. *	63,512	1,428,385
Alkermes plc *	165,243	4,213,696
Amicus Therapeutics, Inc. *	152,254	1,432,710
Amneal Pharmaceuticals, Inc. *	447,489	1,982,376
Apellis Pharmaceuticals, Inc. *	9,965	401,291
Arrowhead Pharmaceuticals, Inc. *	33,846	1,785,715
Arvinas, Inc. *	6,061	433,301
BioDelivery Sciences International, Inc. *	475,683	1,741,000
Cara Therapeutics, Inc. *	69,494	804,741
CareDx, Inc. *	28,209	1,179,136
Catalyst Pharmaceuticals, Inc. *	126,055	726,077
Codexis, Inc. *	72,396	1,484,118
Denali Therapeutics, Inc. *	29,645	1,014,452
Dynavax Technologies Corp. *	78,121	1,013,229
Eagle Pharmaceuticals, Inc. *	15,172	697,002
Emergent BioSolutions, Inc. *	41,428	1,938,830
Evolus, Inc. *	87,120	646,430
Halozyme Therapeutics, Inc. *	117,601	4,070,171
Harmony Biosciences Holdings, Inc. *	48,723	1,747,207
Harrow Health, Inc. *	112,385	842,888
Harvard Bioscience, Inc. *	111,334	647,964
Horizon Therapeutics plc *	26,224	2,447,486
ImmunoGen, Inc. *	88,879	502,166
Innoviva, Inc. *	116,847	1,873,057
Intercept Pharmaceuticals, Inc. *	81,103	1,329,278
Ironwood Pharmaceuticals, Inc. *	249,886	2,786,229
Jounce Therapeutics, Inc. *	80,016	598,520
Ligand Pharmaceuticals, Inc. *	14,524	1,810,126
MacroGenics, Inc. *	56,603	699,047
MaxCyte, Inc. *	50,167	324,079
Medpace Holdings, Inc. *	32,177	5,710,130
MEI Pharma, Inc. *	398,206	768,538
MiMedx Group, Inc. *	91,031	451,514
NGM Biopharmaceuticals, Inc. *	27,808	439,644
OPKO Health, Inc. *	697,748	2,183,951
Organogenesis Holdings, Inc. *	206,677	1,589,346
Pacira BioSciences, Inc. *	46,018	2,888,550
Phibro Animal Health Corp., Class A	49,759	960,349
Prestige Consumer Healthcare, Inc. *	63,753	3,598,857
Quanterix Corp. *	17,818	542,380
Radius Health, Inc. *	71,745	543,827
REGENXBIO, Inc. *	18,638	492,043
Repligen Corp. *	4,836	959,172
Rigel Pharmaceuticals, Inc. *	407,364	1,042,852
Syneos Health, Inc. *	21,940	1,986,886
Travere Therapeutics, Inc. *	79,258	2,179,595
Vanda Pharmaceuticals, Inc. *	232,173	3,519,743
Vericel Corp. *	28,655	1,019,545
Vir Biotechnology, Inc. *	38,867	1,334,304
Xencor, Inc. *	34,439	1,183,668
		75,995,601

Real Estate 7.2%
American Finance Trust, Inc.	492,385	4,067,100
Apple Hospitality REIT, Inc.	319,085	5,146,841
Armada Hoffler Properties, Inc.	42,709	599,207
BRT Apartments Corp.	52,369	1,162,068
CareTrust REIT, Inc.	61,387	1,302,018
Corporate Office Properties Trust	30,316	765,782
Cushman & Wakefield plc *	32,443	680,979
eXp World Holdings, Inc.	95,999	2,605,413
National Storage Affiliates Trust	136,457	8,400,293
Paramount Group, Inc.	160,904	1,398,256
Piedmont Office Realty Trust, Inc., Class A	398,635	7,079,758
PotlatchDeltic Corp.	34,283	1,844,083
PS Business Parks, Inc.	17,680	2,951,853
SECURITY	NUMBER OF SHARES	VALUE ($)
Realogy Holdings Corp. *	158,870	2,621,355
Sabra Health Care REIT, Inc.	176,749	2,405,554
Tanger Factory Outlet Centers, Inc.	59,248	1,007,808
Uniti Group, Inc.	115,959	1,398,465
		45,436,833

Retailing 3.7%
American Eagle Outfitters, Inc.	43,274	987,945
Asbury Automotive Group, Inc. *	11,496	1,850,511
AutoNation, Inc. *	9,919	1,081,171
Caleres, Inc.	109,519	2,626,266
Duluth Holdings, Inc., Class B *	119,269	1,798,577
Group 1 Automotive, Inc.	10,999	1,867,740
Hibbett, Inc.	19,466	1,200,079
Macy's, Inc.	132,332	3,387,699
Revolve Group, Inc. *	20,018	987,288
Shutterstock, Inc.	12,130	1,176,246
Signet Jewelers Ltd.	18,594	1,601,501
The Buckle, Inc.	19,762	743,842
The Children's Place, Inc. *	30,926	2,188,014
Tilly's, Inc., Class A	22,220	292,860
Urban Outfitters, Inc. *	39,715	1,140,615
		22,930,354

Semiconductors & Semiconductor Equipment 3.2%
Alpha & Omega Semiconductor Ltd. *	55,246	2,487,727
Ambarella, Inc. *	5,226	732,424
Amkor Technology, Inc.	58,648	1,291,429
Axcelis Technologies, Inc. *	5,807	363,576
Cirrus Logic, Inc. *	32,079	2,869,146
Cohu, Inc. *	13,375	441,108
Diodes, Inc. *	18,889	1,752,710
Kulicke & Soffa Industries, Inc.	60,970	3,334,449
MACOM Technology Solutions Holdings, Inc. *	10,594	648,459
MaxLinear, Inc. *	56,307	3,379,546
Semtech Corp. *	15,625	1,110,938
Ultra Clean Holdings, Inc. *	30,619	1,543,810
		19,955,322

Software & Services 8.1%
A10 Networks, Inc.	176,506	2,612,289
ACI Worldwide, Inc. *	29,584	1,016,802
Agilysys, Inc. *	34,789	1,324,069
Avaya Holdings Corp. *	29,991	546,436
Box, Inc., Class A *	180,460	4,715,420
Brightcove, Inc. *	80,066	755,022
ChannelAdvisor Corp. *	74,501	1,574,951
CommVault Systems, Inc. *	96,939	6,539,505
Conduent, Inc. *	419,370	1,983,620
Consensus Cloud Solutions, Inc. *	11,795	668,777
Domo, Inc., Class B *	80,588	3,784,412
eGain Corp. *	193,849	2,002,460
EVERTEC, Inc.	100,817	4,399,654
Progress Software Corp.	88,990	4,049,935
Qualys, Inc. *	16,801	2,152,880
Sprout Social, Inc., Class A *	35,095	2,416,291
Tenable Holdings, Inc. *	85,752	4,407,653
Unisys Corp. *	81,176	1,481,462
Verra Mobility Corp. *	98,564	1,561,254
Workiva, Inc. *	22,445	2,654,795
		50,647,687

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 2.9%
Advanced Energy Industries, Inc.	4,369	376,520
Avid Technology, Inc. *	57,441	1,801,350
Belden, Inc.	18,217	1,019,241
Cambium Networks Corp. *	37,495	906,629
Casa Systems, Inc. *	179,731	796,208
CommScope Holding Co., Inc. *	103,478	971,658
Extreme Networks, Inc. *	505,941	6,420,391
Plantronics, Inc. *	18,449	491,666
ScanSource, Inc. *	14,859	463,304
Vishay Intertechnology, Inc.	237,395	4,916,451
		18,163,418

Telecommunication Services 1.0%
Cogent Communications Holdings, Inc.	34,950	2,223,170
Gogo, Inc. *(a)	164,060	2,042,547
Iridium Communications, Inc. *	25,282	907,118
Ooma, Inc. *	72,986	1,316,667
		6,489,502

Transportation 1.0%
ArcBest Corp.	17,328	1,532,488
Genco Shipping & Trading Ltd.	56,132	873,414
Matson, Inc.	35,092	3,427,085
Radiant Logistics, Inc. *	74,751	464,204
		6,297,191

Utilities 1.2%
Clearway Energy, Inc., Class A	42,107	1,299,001
Consolidated Water Co., Ltd. (a)	35,962	365,374
Genie Energy Ltd., Class B *	105,308	529,699
Portland General Electric Co.	69,495	3,651,267
Via Renewables, Inc.	146,738	1,678,683
		7,524,024
Total Common Stocks (Cost $549,389,566)		624,070,351

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)(c)	4,286,172	4,286,172

Time Deposits 1.1%
BNP Paribas SA
0.01%, 02/01/22 (d)	6,157,890	6,157,890
Sumitomo Mitsui Trust Bank, Ltd.
0.01%, 02/01/22 (d)	1,105,868	1,105,868
		7,263,758
Total Short-Term Investments (Cost $11,549,930)		11,549,930
Total Investments in Securities (Cost $560,939,496)		635,620,281

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/18/22	20	2,024,400	(213,125)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,238,817.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.
(d)	The rate shown is the current daily overnight rate.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$624,070,351	$—	$—	$624,070,351
Short-Term Investments[1]	4,286,172	—	—	4,286,172
Time Deposits	—	7,263,758	—	7,263,758
Liabilities
Futures Contracts[2]	(213,125)	—	—	(213,125)
Total	$628,143,398	$7,263,758	$—	$635,407,156

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 1.8%
CSL Ltd.	35,854	6,641,688
Sonic Healthcare Ltd.	327,617	8,822,824
		15,464,512

Denmark 1.1%
Demant A/S *	64,182	2,839,626
Novo Nordisk A/S, Class B	64,781	6,443,652
		9,283,278

France 1.5%
Ipsen S.A.	49,824	4,847,913
Sanofi	77,227	8,075,010
		12,922,923

Germany 1.0%
Bayer AG	14,555	884,273
Merck KGaA	36,853	8,081,799
		8,966,072

Ireland 1.7%
Medtronic plc	137,977	14,279,240

Israel 0.1%
Inmode Ltd. *	28,648	1,381,693

Italy 0.1%
Amplifon S.p.A.	17,497	743,729

Japan 2.7%
Astellas Pharma, Inc.	114,100	1,841,638
Hoya Corp.	92,400	11,981,355
Nihon Kohden Corp.	15,700	416,411
Olympus Corp.	245,400	5,491,328
Takara Bio, Inc.	159,400	3,197,552
		22,928,284

Republic of Korea 0.3%
Osstem Implant Co., Ltd. *(a)	19,116	1,697,130
SK Bioscience Co., Ltd. *	6,060	829,448
		2,526,578

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 1.3%
Arjo AB, B Shares	81,724	816,744
Getinge AB, B Shares	206,125	8,058,575
Vitrolife AB	49,257	2,025,566
		10,900,885

Switzerland 5.5%
Lonza Group AG	11,854	8,172,644
Novartis AG	161,521	14,034,478
Roche Holding AG	48,092	18,611,563
Sonova Holding AG	8,168	2,909,768
Straumann Holding AG	2,323	3,849,405
		47,577,858

United Kingdom 2.2%
AstraZeneca plc	82,179	9,559,713
GlaxoSmithKline plc	384,766	8,586,432
Oxford Biomedica plc *	45,783	522,399
		18,668,544

United States 80.1%
Abbott Laboratories	261,271	33,301,602
AbbVie, Inc.	268,478	36,751,953
Agilent Technologies, Inc.	98,523	13,726,224
Align Technology, Inc. *	2,000	989,920
Amgen, Inc.	86,515	19,651,017
Anthem, Inc.	26,513	11,691,968
Avantor, Inc. *	193,934	7,239,556
Baxter International, Inc.	17,875	1,527,240
Biogen, Inc. *	9,328	2,108,128
BioMarin Pharmaceutical, Inc. *	21,505	1,905,988
Bio-Techne Corp.	11,080	4,170,623
Boston Scientific Corp. *	178,972	7,677,899
Bristol-Myers Squibb Co.	391,191	25,384,384
Chemed Corp.	3,546	1,662,755
Cigna Corp.	31,156	7,180,212
CONMED Corp.	12,826	1,764,601
CVS Health Corp.	171,077	18,221,411
Danaher Corp.	64,620	18,467,750
DaVita, Inc. *	59,071	6,401,524
Dentsply Sirona, Inc.	55,894	2,985,858
Edwards Lifesciences Corp. *	11,016	1,202,947
Eli Lilly & Co.	124,662	30,590,808
Gilead Sciences, Inc.	258,053	17,723,080
Globus Medical, Inc., Class A *	48,009	3,203,641
Halozyme Therapeutics, Inc. *	109,642	3,794,710
Harmony Biosciences Holdings, Inc. *	55,723	1,998,227
HCA Healthcare, Inc.	3,660	878,583
Hologic, Inc. *	77,535	5,446,058
IDEXX Laboratories, Inc. *	22,084	11,203,213
Illumina, Inc. *	13,809	4,816,855
Incyte Corp. *	77,718	5,776,779

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intuitive Surgical, Inc. *	44,350	12,603,383
IQVIA Holdings, Inc. *	41,120	10,070,288
Ironwood Pharmaceuticals, Inc. *	143,249	1,597,226
Johnson & Johnson	386,783	66,638,843
Laboratory Corp. of America Holdings *	10,948	2,970,849
McKesson Corp.	41,365	10,619,223
Medpace Holdings, Inc. *	22,801	4,046,265
Merck & Co., Inc.	354,213	28,861,275
Mettler-Toledo International, Inc. *	8,262	12,167,282
Moderna, Inc. *	49,191	8,329,512
Molina Healthcare, Inc. *	37,675	10,943,834
Pfizer, Inc.	906,933	47,786,300
Prestige Consumer Healthcare, Inc. *	64,526	3,642,493
Regeneron Pharmaceuticals, Inc. *	32,532	19,798,650
ResMed, Inc.	12,575	2,874,645
Shockwave Medical, Inc. *	4,080	591,478
Stryker Corp.	27,166	6,738,526
Tenet Healthcare Corp. *	61,033	4,523,766
Thermo Fisher Scientific, Inc.	47,869	27,826,250
United Therapeutics Corp. *	10,223	2,063,717
UnitedHealth Group, Inc.	108,607	51,324,410
Vanda Pharmaceuticals, Inc. *	45,028	682,625
Vertex Pharmaceuticals, Inc. *	57,745	14,034,922
Waters Corp. *	25,655	8,212,679
West Pharmaceutical Services, Inc.	2,900	1,140,338
Zimmer Biomet Holdings, Inc.	17,121	2,106,225
Zoetis, Inc.	78,900	15,763,431
		687,403,949
Total Common Stocks (Cost $548,707,974)		853,047,545
ISSUER	FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Time Deposits 0.5%
Citibank NA
GBP
0.02%, 02/01/22 (b)	261,567	351,782
DnB Bank ASA
USD
0.01%, 02/01/22 (b)	4,074,427	4,074,427
		4,426,209
Total Short-Term Investments (Cost $4,426,209)		4,426,209
Total Investments in Securities (Cost $553,134,183)		857,473,754

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.

GBP —	British Pound
USD —	U.S. Dollar

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$703,064,882	$—	$—	$703,064,882
Australia	—	15,464,512	—	15,464,512
Denmark	—	9,283,278	—	9,283,278
France	—	12,922,923	—	12,922,923
Germany	—	8,966,072	—	8,966,072
Italy	—	743,729	—	743,729
Japan	—	22,928,284	—	22,928,284
Republic of Korea	829,448	—	1,697,130	2,526,578
Sweden	—	10,900,885	—	10,900,885
Switzerland	—	47,577,858	—	47,577,858
United Kingdom	—	18,668,544	—	18,668,544
Short-Term Investments[1]	—	4,426,209	—	4,426,209
Total	$703,894,330	$151,882,294	$1,697,130	$857,473,754

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.0% OF NET ASSETS

Australia 6.8%
Aristocrat Leisure Ltd.	123,142	3,569,612
BHP Group Ltd. (a)	117,900	3,781,118
BHP Group Ltd. - DI	331,032	10,448,956
Fortescue Metals Group Ltd.	50,630	710,952
James Hardie Industries plc	177,361	5,969,124
Macquarie Group Ltd.	74,539	9,743,104
Rio Tinto Ltd.	78,202	6,217,502
Sandfire Resources Ltd.	192,863	926,781
Sonic Healthcare Ltd.	165,816	4,465,475
Suncorp Group Ltd.	209,789	1,647,660
		47,480,284

Austria 1.2%
Raiffeisen Bank International AG	103,310	2,903,759
Wienerberger AG	143,269	5,187,345
		8,091,104

Belgium 0.3%
Bekaert S.A.	40,822	1,900,540

Brazil 0.5%
JBS S.A.	550,600	3,638,454

Canada 2.0%
Canaccord Genuity Group, Inc.	119,264	1,424,244
CGI, Inc. *	38,509	3,287,875
Constellation Software, Inc.	2,287	3,938,987
Loblaw Cos., Ltd.	67,560	5,212,295
		13,863,401

China 0.1%
Bank of Communications Co., Ltd., H Shares	1,499,000	1,005,442

Denmark 4.1%
AP Moller - Maersk A/S, Class B	1,807	6,491,003
Carlsberg A/S, Class B	28,710	4,649,027
Novo Nordisk A/S, Class B	172,176	17,126,045
Orsted A/S	7,314	779,270
		29,045,345

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.9%
Fortum Oyj	264,366	7,195,971
Nordea Bank Abp	488,261	5,799,409
		12,995,380

France 11.2%
Air Liquide S.A.	8,611	1,472,991
Capgemini SE	17,943	4,033,880
Cie de Saint-Gobain	179,300	12,132,777
Credit Agricole S.A.	654,826	9,851,494
ICADE	9,625	694,987
Ipsen S.A.	15,690	1,526,649
L'Oreal S.A.	31,048	13,262,049
LVMH Moet Hennessy Louis Vuitton SE	25,676	21,089,681
Pernod-Ricard S.A.	19,540	4,179,593
TotalEnergies SE	182,214	10,362,040
		78,606,141

Germany 9.6%
adidas AG	31,864	8,744,029
Bayerische Motoren Werke AG	45,591	4,825,484
Daimler AG	132,925	10,606,581
Daimler Truck Holding AG *	64,051	2,258,046
Deutsche Boerse AG	7,598	1,350,563
Deutsche Post AG	214,098	12,884,543
Deutsche Telekom AG	486,216	9,179,260
E.ON SE	243,802	3,362,631
Krones AG	16,224	1,611,199
Merck KGaA	46,981	10,302,852
ProSiebenSat.1 Media SE	135,669	2,121,990
		67,247,178

Greece 0.7%
Hellenic Telecommunications Organization S.A.	245,289	4,767,764

Hong Kong 0.4%
China Construction Bank Corp., H Shares (b)	3,473,000	2,665,001

Italy 1.1%
Assicurazioni Generali S.p.A.	112,423	2,365,914
Eni S.p.A.	333,454	5,008,876
		7,374,790

Japan 20.6%
Advantest Corp.	18,000	1,532,026
AGC, Inc.	10,000	458,954
Ajinomoto Co., Inc.	33,000	920,749

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BayCurrent Consulting, Inc.	5,700	2,163,255
Capcom Co., Ltd.	164,300	3,966,324
Cosmo Energy Holdings Co., Ltd.	28,600	574,969
Credit Saison Co., Ltd.	188,400	2,102,977
Dai-ichi Life Holdings, Inc.	264,500	5,953,750
Daiwa House Industry Co., Ltd.	185,000	5,398,885
Fuji Corp.	120,800	2,788,430
Fujitsu Ltd.	24,500	3,238,859
Hitachi Ltd.	98,000	5,093,648
Hitachi Transport System Ltd.	38,100	1,746,809
Hoya Corp.	87,103	11,294,502
Iida Group Holdings Co., Ltd.	207,800	4,323,200
Inpex Corp.	42,000	424,599
Japan Post Holdings Co., Ltd.	455,400	3,887,080
Japan Tobacco, Inc.	417,782	8,340,966
KDDI Corp.	149,400	4,773,136
Keyence Corp.	4,500	2,308,151
Marubeni Corp.	200,000	2,057,988
Minebea Mitsumi, Inc.	159,200	3,895,717
MISUMI Group, Inc.	30,200	979,745
Mizuho Financial Group, Inc.	295,000	3,996,070
NGK Spark Plug Co., Ltd.	95,000	1,614,992
Nintendo Co., Ltd.	15,100	7,399,625
Nippon Building Fund, Inc.	200	1,158,228
Nippon Express Holdings, Inc.	23,000	1,363,066
NIPPON REIT Investment Corp.	894	3,012,384
ORIX Corp.	524,700	10,823,051
Osaka Gas Co., Ltd.	163,000	2,772,041
Recruit Holdings Co., Ltd.	53,700	2,654,314
Rohto Pharmaceutical Co., Ltd.	45,000	1,242,733
SCREEN Holdings Co., Ltd.	67,900	6,814,167
Seria Co., Ltd.	101,400	2,551,754
Sony Group Corp.	21,900	2,449,919
Sumitomo Mitsui Financial Group, Inc.	105,000	3,782,200
Suntory Beverage & Food Ltd.	41,500	1,593,546
Tokyo Electron Ltd.	2,100	1,027,179
Tokyotokeiba Co., Ltd.	44,800	1,642,296
Topcon Corp.	78,000	1,058,668
Toyota Motor Corp.	204,500	4,041,568
Trend Micro, Inc.	29,000	1,538,525
Tsugami Corp.	68,000	789,298
ZOZO, Inc.	94,500	2,518,180
		144,068,523

Netherlands 6.4%
ASML Holding N.V.	21,250	14,392,508
ING Groep N.V.	114,897	1,699,223
Koninklijke Ahold Delhaize N.V.	316,110	10,249,740
NN Group N.V.	114,593	6,412,868
OCI N.V. *	189,934	5,198,093
Wolters Kluwer N.V.	70,467	7,172,032
		45,124,464

Norway 1.3%
Aker BP A.S.A.	47,965	1,661,950
DNO A.S.A.	1,453,368	2,133,946
Equinor A.S.A.	193,509	5,334,621
		9,130,517

Republic of Korea 2.8%
AfreecaTV Co., Ltd. *	7,738	1,015,118
Kia Corp.	42,678	2,975,754
Osstem Implant Co., Ltd. *(c)	22,868	2,030,234
SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Electro-Mechanics Co., Ltd.	30,736	4,676,112
Samsung Electronics Co., Ltd.	146,900	9,137,045
		19,834,263

Spain 1.4%
Banco Santander S.A.	1,800,637	6,314,117
Iberdrola S.A.	184,356	2,113,653
Repsol S.A.	84,107	1,068,798
		9,496,568

Sweden 1.3%
Alfa Laval AB	34,500	1,165,451
Atlas Copco AB, A Shares	26,605	1,574,645
Intrum AB	44,977	1,354,057
Lundin Energy AB	119,000	4,839,478
		8,933,631

Switzerland 10.4%
Cie Financiere Richemont S.A.	36,987	5,375,461
Geberit AG	11,248	7,642,230
Kuehne & Nagel International AG	4,812	1,358,846
Nestle S.A.	31,235	4,033,634
Novartis AG	182,631	15,868,714
Roche Holding AG	61,380	23,754,008
UBS Group AG	789,278	14,640,749
		72,673,642

Taiwan 0.9%
MediaTek, Inc.	34,000	1,350,453
Novatek Microelectronics Corp.	46,000	808,967
Realtek Semiconductor Corp.	128,000	2,483,218
Taiwan Semiconductor Manufacturing Co., Ltd.	74,000	1,711,027
		6,353,665

United Kingdom 12.0%
888 Holdings plc	271,057	935,639
Anglo American plc	33,981	1,498,069
Ashtead Group plc	43,801	3,132,997
Auto Trader Group plc	208,171	1,886,370
Barclays plc	3,951,191	10,600,325
Diageo plc	220,918	11,147,822
Entain plc *	96,661	2,092,647
Ferguson plc	44,404	6,984,324
GlaxoSmithKline plc	62,400	1,392,517
Greggs plc	186,778	6,773,925
Howden Joinery Group plc	503,810	5,558,250
IG Group Holdings plc	459,216	5,055,426
IMI plc	120,439	2,690,941
Imperial Brands plc	163,805	3,883,792
Investec plc	105,040	599,684
Legal & General Group plc	344,999	1,348,931
Man Group plc	1,089,178	2,845,286
RELX plc	142,677	4,388,799
Rio Tinto plc	38,742	2,730,742
Royal Mail plc	385,186	2,301,739
Safestore Holdings plc	72,664	1,245,851
WPP plc	306,621	4,807,976
		83,902,052
Total Common Stocks (Cost $594,446,381)		678,198,149

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	5,033,193	5,033,193
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)(e)	3,813,600	3,813,600
		8,846,793
Total Short-Term Investments (Cost $8,846,793)		8,846,793
Total Investments in Securities (Cost $603,293,174)		687,044,942

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/18/22	150	16,764,750	(53,481)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,591,902.
(b)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$442,232,517	$—	$442,232,517
Australia	10,448,956	37,031,328	—	47,480,284
Brazil	3,638,454	—	—	3,638,454
Canada	13,863,401	—	—	13,863,401
Germany	2,258,046	64,989,132	—	67,247,178
Republic of Korea	—	17,804,029	2,030,234	19,834,263
United Kingdom	599,684	83,302,368	—	83,902,052
Short-Term Investments[1]	8,846,793	—	—	8,846,793
Liabilities
Futures Contracts[2]	(53,481)	—	—	(53,481)
Total	$39,601,853	$645,359,374	$2,030,234	$686,991,461

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JAN22